Deferred income tax assets/(liabilities) (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income tax assets/(liabilities) (Tables) [Line Items]
Schedule of Gross Tax Assets and Liabilities
	2024	2025
	RMB’000	RMB’000
The deferred tax assets comprise attributable to:
- Tax losses	53,265	23,019
- Other temporary differences	295	295
	53,560	23,314
The deferred tax liabilities comprise temporary differences attributable to:
- Others	—	—
	—	—

Schedule of Deferred Tax Assets and Liabilities by Recovery Period
	2024	2025
	RMB’000	RMB’000
Deferred income tax assets:
- Deferred income tax assets to be recovered after more than 12 months	53,560	23,314
	53,560	23,314
Deferred income tax liabilities:
- Deferred income tax liabilities to be settled after more than 12 months	—	—

Schedule of Gross Movement on Deferred Income Tax Accounts
	2024	2025
	RMB’000	RMB’000
At 1 January	76,929	53,560
Disposal of subsidiaries (Note 26)	—	(2,166)
Credited to consolidated statement of comprehensive income	(23,371)	(28,080)
Translation adjustment	2	—
At 31 December	53,560	23,314

Schedule of Unrecognized Tax Losses by Expiry Period
	2024	2025
	RMB’000	RMB’000
Tax loss expiring within 5 years	53,265	23,019

Deferred Income Tax Assets [Member]
Deferred income tax assets/(liabilities) (Tables) [Line Items]
Schedule of Gross Movement on Deferred Income Tax Accounts
	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2024	76,572	366	76,938
Credited to consolidated statement of comprehensive income	(23,309)	(71)	(23,380)
Translation adjustment	2	—	2
At 31 December 2024 and 1 January 2025	53,265	295	53,560
Disposal of subsidiaries (Note 26)	(2,166)	—	(2,166)
Credited to consolidated statement of comprehensive income	(28,080)	—	(28,080)
At 31 December 2025	23,019	295	23,314

Deferred Income Tax Liabilities [Member]
Deferred income tax assets/(liabilities) (Tables) [Line Items]
Schedule of Gross Movement on Deferred Income Tax Accounts
	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2023	—	—	—
Credited to consolidated statement of comprehensive income	(9)	—	(9)
At 31 December 2023 and 1 January 2024	(9)	—	(9)
Credited to consolidated statement of comprehensive income	9	—	9
At 31 December 2024	—	—	—